UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments (unaudited)

As of December 31, 2018

	Shares	Market Value ($000)
Common Stocks (97.8%)[1]
Communication Services (6.7%)
Verizon Communications Inc.	17,639,901	991,715
Comcast Corp. Class A	15,769,272	536,944
AT&T Inc.	6,243,050	178,177
BCE Inc.	3,980,938	157,261
Omnicom Group Inc.	985,449	72,174
CenturyLink Inc.	1,727,400	26,170
Viacom Inc. Class B	472,650	12,147
TEGNA Inc.	984,081	10,697
Interpublic Group of Cos. Inc.	414,610	8,553
Sinclair Broadcast Group Inc. Class A	182,200	4,799
		1,998,637
Consumer Discretionary (3.6%)
McDonald’s Corp.	1,571,857	279,115
Home Depot Inc.	1,407,380	241,816
General Motors Co.	2,976,199	99,554
Cie Generale des Etablissements Michelin SCA	954,692	93,968
Macy’s Inc.	2,081,845	61,997
Darden Restaurants Inc.	505,069	50,436
Ralph Lauren Corp. Class A	427,482	44,227
H&R Block Inc.	1,355,378	34,386
Tapestry Inc.	971,699	32,795
Abercrombie & Fitch Co.	1,514,766	30,371
Tailored Brands Inc.	2,207,570	30,111
Dine Brands Global Inc.	280,280	18,874
^ Brinker International Inc.	418,004	18,384
Las Vegas Sands Corp.	349,662	18,200
Kohl’s Corp.	156,897	10,408
American Eagle Outfitters Inc.	328,022	6,341
Signet Jewelers Ltd.	184,743	5,869
		1,076,852
Consumer Staples (12.2%)
Philip Morris International Inc.	7,300,950	487,411
Procter & Gamble Co.	5,252,120	482,775
Coca-Cola Co.	9,939,382	470,630
PepsiCo Inc.	4,259,407	470,579
Unilever NV	7,015,691	377,444
Sysco Corp.	3,720,449	233,123
Walmart Inc.	2,178,581	202,935
Mondelez International Inc. Class A	4,984,267	199,520
Nestle SA	2,001,645	162,459
Kraft Heinz Co.	3,584,590	154,281
Archer-Daniels-Midland Co.	1,794,179	73,508
Walgreens Boots Alliance Inc.	983,816	67,224
Kimberly-Clark Corp.	551,679	62,858
Altria Group Inc.	1,076,146	53,151
Nu Skin Enterprises Inc. Class A	762,783	46,782
Coca-Cola European Partners plc	882,640	40,469
Flowers Foods Inc.	1,855,047	34,263

Conagra Brands Inc.	1,570,953	33,556
Kellogg Co.	254,635	14,517
Molson Coors Brewing Co. Class B	146,944	8,252
Colgate-Palmolive Co.	88,952	5,294
		3,681,031
Energy (9.5%)
Chevron Corp.	6,847,939	744,987
Exxon Mobil Corp.	8,117,224	553,514
Suncor Energy Inc.	13,571,901	379,606
Occidental Petroleum Corp.	3,974,095	243,930
TransCanada Corp.	5,657,483	202,023
Kinder Morgan Inc.	12,378,719	190,385
Phillips 66	1,435,662	123,682
Canadian Natural Resources Ltd.	4,619,240	111,462
Schlumberger Ltd.	3,076,024	110,983
ConocoPhillips	1,029,806	64,208
HollyFrontier Corp.	994,695	50,849
Murphy Oil Corp.	1,705,468	39,891
^ Cosan Ltd.	1,676,206	14,751
Delek US Holdings Inc.	335,562	10,909
Targa Resources Corp.	182,734	6,582
Archrock Inc.	599,828	4,493
		2,852,255
Financials (15.6%)
JPMorgan Chase & Co.	12,328,822	1,203,540
Wells Fargo & Co.	11,699,142	539,096
MetLife Inc.	9,669,470	397,028
Marsh & McLennan Cos. Inc.	3,442,705	274,556
PNC Financial Services Group Inc.	2,065,745	241,506
Chubb Ltd.	1,794,187	231,773
Bank of America Corp.	9,082,704	223,798
M&T Bank Corp.	1,293,041	185,073
Travelers Cos. Inc.	1,213,031	145,260
US Bancorp	3,107,541	142,015
American International Group Inc.	3,425,164	134,986
Aflac Inc.	2,143,034	97,637
Principal Financial Group Inc.	2,110,588	93,225
BlackRock Inc.	198,684	78,047
BB&T Corp.	1,767,443	76,566
T. Rowe Price Group Inc.	822,836	75,964
SunTrust Banks Inc.	1,423,449	71,799
Fifth Third Bancorp	2,800,974	65,907
Ameriprise Financial Inc.	593,355	61,928
Regions Financial Corp.	4,627,984	61,922
LPL Financial Holdings Inc.	974,244	59,507
First American Financial Corp.	990,710	44,225
Huntington Bancshares Inc./OH	3,529,145	42,067
Prudential Financial Inc.	495,336	40,395
KeyCorp	2,280,995	33,713
Fidelity National Financial Inc.	1,059,719	33,318
Arthur J Gallagher & Co.	201,141	14,824
Cincinnati Financial Corp.	142,366	11,022
Cullen/Frost Bankers Inc.	115,046	10,117
CME Group Inc.	46,309	8,712
		4,699,526

Health Care (16.8%)
Johnson & Johnson	7,893,673	1,018,678
Pfizer Inc.	17,078,444	745,474
Merck & Co. Inc.	9,092,628	694,768
Eli Lilly & Co.	5,746,825	665,023
Bristol-Myers Squibb Co.	7,099,079	369,010
Medtronic plc	4,025,089	366,122
Novartis AG	3,081,814	263,940
Koninklijke Philips NV	6,267,829	219,747
Amgen Inc.	1,083,632	210,951
AbbVie Inc.	2,022,786	186,481
Roche Holding AG	726,473	180,353
CVS Health Corp.	1,216,141	79,681
Gilead Sciences Inc.	701,949	43,907
Cardinal Health Inc.	470,278	20,974
		5,065,109
Industrials (10.3%)
Caterpillar Inc.	3,188,724	405,191
Lockheed Martin Corp.	1,305,304	341,781
Union Pacific Corp.	2,078,769	287,348
3M Co.	1,493,896	284,647
Deere & Co.	1,769,337	263,932
Boeing Co.	777,705	250,810
Eaton Corp. plc	3,503,952	240,581
Honeywell International Inc.	1,400,365	185,016
United Technologies Corp.	1,580,289	168,269
BAE Systems plc	26,684,016	156,073
Delta Air Lines Inc.	1,434,518	71,582
PACCAR Inc.	1,023,563	58,486
CH Robinson Worldwide Inc.	692,965	58,271
Waste Management Inc.	620,234	55,195
Norfolk Southern Corp.	306,927	45,898
GATX Corp.	629,341	44,564
Greenbrier Cos. Inc.	855,238	33,816
Cummins Inc.	229,259	30,638
KAR Auction Services Inc.	510,853	24,378
United Parcel Service Inc. Class B	229,879	22,420
Johnson Controls International plc	694,393	20,589
General Electric Co.	2,270,779	17,190
Emerson Electric Co.	209,334	12,508
Snap-on Inc.	55,019	7,994
		3,087,177
Information Technology (10.1%)
Cisco Systems Inc.	17,047,614	738,673
Intel Corp.	15,291,609	717,635
Analog Devices Inc.	3,880,622	333,074
QUALCOMM Inc.	4,049,381	230,450
Texas Instruments Inc.	1,616,259	152,736
Maxim Integrated Products Inc.	2,901,963	147,565
KLA-Tencor Corp.	1,643,047	147,036
HP Inc.	4,344,620	88,891
TE Connectivity Ltd.	900,976	68,141
International Business Machines Corp.	563,378	64,039
Microsoft Corp.	605,369	61,487
Seagate Technology plc	1,589,086	61,323
Western Union Co.	3,180,186	54,254

Cypress Semiconductor Corp.	4,197,973	53,398
Broadcom Inc.	204,685	52,047
Science Applications International Corp.	532,664	33,931
Western Digital Corp.	366,555	13,552
Automatic Data Processing Inc.	37,163	4,873
Hewlett Packard Enterprise Co.	364,930	4,821
		3,027,926
Materials (3.7%)
DowDuPont Inc.	8,458,866	452,380
Nutrien Ltd.	3,742,378	175,892
Linde plc	799,087	124,690
International Paper Co.	2,178,074	87,907
CF Industries Holdings Inc.	1,550,642	67,469
Nucor Corp.	1,278,352	66,231
LyondellBasell Industries NV Class A	696,679	57,936
Huntsman Corp.	1,926,990	37,172
Domtar Corp.	571,632	20,081
Greif Inc. Class A	526,873	19,552
Avery Dennison Corp.	52,759	4,739
		1,114,049
Real Estate (1.0%)
Crown Castle International Corp.	2,825,973	306,986

Utilities (8.3%)
NextEra Energy Inc.	2,078,998	361,372
Dominion Energy Inc.	3,796,346	271,287
American Electric Power Co. Inc.	3,584,618	267,914
Sempra Energy	2,195,282	237,508
Exelon Corp.	4,761,425	214,740
Eversource Energy	3,148,081	204,751
Duke Energy Corp.	2,008,820	173,361
Xcel Energy Inc.	2,821,045	138,993
Edison International	1,580,622	89,732
FirstEnergy Corp.	2,292,533	86,085
Entergy Corp.	923,105	79,452
AES Corp.	4,626,226	66,895
Ameren Corp.	962,867	62,808
MDU Resources Group Inc.	1,670,602	39,827
PNM Resources Inc.	966,679	39,721
NRG Energy Inc.	951,263	37,670
National Fuel Gas Co.	515,077	26,362
Atmos Energy Corp.	272,878	25,301
IDACORP Inc.	256,419	23,862
CMS Energy Corp.	399,054	19,813
Southern Co.	382,316	16,791
OGE Energy Corp.	370,631	14,525
UGI Corp.	181,860	9,702
		2,508,472
Total Common Stocks (Cost $25,164,517)		29,418,020

		Coupon
Temporary Cash Investments (2.2%)[1]
Money Market Fund (0.8%)
2,3 Vanguard Market Liquidity Fund		2.530%		2,505,803	250,580

			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.3%)
	Societe Generale (Dated 12/31/18, Repurchase Value $39,206,000, collateralized by Federal Farm Credit Bank 2.750%, 10/12/21, Federal Home Loan Mortgage Corp. 1.550%, 9/30/21, Government National Mortgage Assn. 3.375%-4.847%, 6/20/26-6/20/61, U.S. Treasury Bill 0.000%, 1/3/19-5/30/19, and U.S. Treasury Note/Bond 1.875%-3.750%, 12/31/19-11/15/43, with a value of $39,984,000)	2.900%	1/2/19	39,200	39,200
	Goldman Sachs & Co. (Dated 12/31/18, Repurchase Value $49,208,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%-4.500%, 9/1/26-3/1/48 and Federal National Mortgage Assn. 2.000%-5.500%, 11/1/25-1/1/49, with a value of $50,184,000)	2.900%	1/2/19	49,200	49,200
	RBC Capital Markets LLC (Dated 12/31/18, Repurchase Value $221,936,000, collateralized by U.S. Treasury Note/Bond 0.125%-6.250%, 4/15/22-2/15/46, with a value of $226,338,000)	2.920%	1/2/19	221,900	221,900
	Nomura International PLC (Dated 12/31/18, Repurchase Value $61,710,000, collateralized by U.S. Treasury Bill 0.000%, 5/16/19 and U.S. Treasury Note/Bond 1.250%-2.625%, 1/31/20-12/31/23, with a value of $62,934,000)	2.950%	1/2/19	61,700	61,700
					372,000
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.132%-2.133%	1/3/19	3,800	3,800
4	United States Treasury Bill	2.280%-2.294%	2/21/19	10,500	10,466
	United States Treasury Bill	2.314%	2/28/19	2,000	1,992
4	United States Treasury Bill	2.365%	3/21/19	11,000	10,945
4	United States Treasury Bill	2.474%-2.479%	5/9/19	4,800	4,759
					31,962
Total Temporary Cash Investments (Cost $654,516)					654,542
Total Investments (100.0%) (Cost $25,819,033)					30,072,562
Other Assets and Liabilities-Net (0.0%)3					12,458
Net Assets (100%)					30,085,020
^				Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,039,000.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.8% and 1.2%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Includes $2,089,000 of collateral received for securities on loan.

4	Securities with a value of $14,908,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)

	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	2,378		297,868	(4,787)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Equity Income Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	28,341,480	1,076,540	—
Temporary Cash Investments	250,580	403,962	—
Futures Contracts—Assets[1]	2,282	—	—
Total	28,594,342	1,480,502	—

1 Represents variation margin on the last day of the reporting period.

Vanguard PRIMECAP Core Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
Common Stocks (97.8%)
Communication Services (5.6%)
*	Alphabet Inc. Class A	176,827	184,777
*	Alphabet Inc. Class C	167,513	173,478
*	Sprint Corp.	8,280,000	48,190
	Walt Disney Co.	400,000	43,860
	Activision Blizzard Inc.	725,000	33,763
*	Electronic Arts Inc.	200,000	15,782
	Comcast Corp. Class A	385,000	13,109
	CBS Corp. Class B	283,354	12,388
*	Charter Communications Inc. Class A	24,400	6,953
*	T-Mobile US Inc.	100,000	6,361
	Entercom Communications Corp. Class A	694,943	3,968
	Tribune Media Co. Class A	81,305	3,690
*	Netflix Inc.	7,300	1,954
			548,273
Consumer Discretionary (11.9%)
	Sony Corp. ADR	3,649,000	176,174
*	CarMax Inc.	1,994,300	125,102
	Whirlpool Corp.	1,082,274	115,663
	Carnival Corp.	1,866,000	91,994
	Ross Stores Inc.	1,101,800	91,670
	Royal Caribbean Cruises Ltd.	894,000	87,424
	TJX Cos. Inc.	1,860,000	83,216
*	Alibaba Group Holding Ltd. ADR	542,430	74,351
*,^	Mattel Inc.	6,161,771	61,556
*	Amazon.com Inc.	30,593	45,950
	L Brands Inc.	1,589,700	40,808
*	Altaba Inc.	691,600	40,071
*	eBay Inc.	1,365,100	38,318
	VF Corp.	300,000	21,402
	Newell Brands Inc.	1,110,000	20,635
	Marriott International Inc. Class A	189,000	20,518
*	Norwegian Cruise Line Holdings Ltd.	130,000	5,511
	Restaurant Brands International Inc.	88,200	4,613
	MGM Resorts International	190,000	4,609
*	Michael Kors Holdings Ltd.	87,700	3,325
	Tiffany & Co.	19,300	1,554
	McDonald’s Corp.	7,400	1,314
*	Tempur Sealy International Inc.	22,000	911
*	Burlington Stores Inc.	4,000	651
	Las Vegas Sands Corp.	9,000	468
*	AutoZone Inc.	205	172
			1,157,980
Consumer Staples (0.4%)
	PepsiCo Inc.	200,000	22,096
	Tyson Foods Inc. Class A	231,500	12,362
	Constellation Brands Inc. Class A	6,636	1,068
	Philip Morris International Inc.	9,275	619

	Altria Group Inc.	9,924	490
			36,635
Energy (0.5%)
	Cabot Oil & Gas Corp.	621,250	13,885
*	Transocean Ltd.	1,321,800	9,173
*	Southwestern Energy Co.	2,400,000	8,184
	Hess Corp.	198,000	8,019
	EOG Resources Inc.	62,600	5,460
	National Oilwell Varco Inc.	150,000	3,855
	Pioneer Natural Resources Co.	2,600	342
	TechnipFMC plc	4,700	92
			49,010
Financials (10.2%)
	JPMorgan Chase & Co.	3,429,866	334,823
	Wells Fargo & Co.	3,398,200	156,589
	Discover Financial Services	1,811,981	106,871
	Charles Schwab Corp.	2,459,734	102,153
	Northern Trust Corp.	1,075,250	89,880
	Bank of America Corp.	2,280,559	56,193
	Marsh & McLennan Cos. Inc.	536,612	42,795
	US Bancorp	773,300	35,340
	Raymond James Financial Inc.	375,300	27,926
	CME Group Inc.	79,850	15,021
	Progressive Corp.	244,300	14,739
	Travelers Cos. Inc.	49,000	5,868
	Comerica Inc.	35,000	2,404
			990,602
Health Care (25.5%)
	Eli Lilly & Co.	3,826,700	442,826
	Amgen Inc.	1,806,000	351,574
	AstraZeneca plc ADR	6,710,200	254,853
*	Biogen Inc.	844,300	254,067
	Novartis AG ADR	2,171,100	186,302
	Roche Holding AG	703,100	174,551
*	Boston Scientific Corp.	3,527,200	124,651
	Thermo Fisher Scientific Inc.	552,800	123,711
	Abbott Laboratories	1,322,700	95,671
*	Elanco Animal Health Inc.	2,628,200	82,867
	Bristol-Myers Squibb Co.	1,521,590	79,092
	Medtronic plc	687,000	62,490
*,1	Siemens Healthineers AG	1,260,200	52,660
	CVS Health Corp.	735,777	48,208
*	Illumina Inc.	143,600	43,070
	Merck & Co. Inc.	375,000	28,654
	Agilent Technologies Inc.	370,000	24,960
	Sanofi ADR	540,000	23,442
*	Waters Corp.	65,000	12,262
	Zimmer Biomet Holdings Inc.	111,900	11,606
	Stryker Corp.	45,500	7,132
*	Cerner Corp.	10,000	524
			2,485,173
Industrials (19.3%)
	Southwest Airlines Co.	9,021,525	419,320
	Siemens AG	1,717,568	191,684
*	United Continental Holdings Inc.	2,069,800	173,304
	FedEx Corp.	951,500	153,505

	American Airlines Group Inc.	4,158,800	133,539
	Airbus SE	1,368,050	130,430
	Caterpillar Inc.	661,500	84,057
	Delta Air Lines Inc.	1,482,000	73,952
*	AECOM	2,748,800	72,843
	United Parcel Service Inc. Class B	742,700	72,436
	Jacobs Engineering Group Inc.	1,130,655	66,098
	Deere & Co.	383,900	57,266
	Boeing Co.	166,150	53,583
	General Dynamics Corp.	189,400	29,776
	Union Pacific Corp.	204,100	28,213
	Textron Inc.	595,700	27,396
	Honeywell International Inc.	200,000	26,424
*	TransDigm Group Inc.	54,500	18,533
	Ritchie Bros Auctioneers Inc.	384,200	12,571
	Rockwell Automation Inc.	76,500	11,512
	Pentair plc	270,000	10,201
	IDEX Corp.	75,000	9,469
	CSX Corp.	125,000	7,766
	Acuity Brands Inc.	50,000	5,748
	nVent Electric plc	200,000	4,492
	Owens Corning	30,000	1,319
*	Herc Holdings Inc.	33,999	884
			1,876,321
Information Technology (23.2%)
	Texas Instruments Inc.	3,017,200	285,125
	Microsoft Corp.	2,531,300	257,104
	NetApp Inc.	2,694,800	160,799
	HP Inc.	6,661,367	136,292
	Hewlett Packard Enterprise Co.	8,952,367	118,261
	Intel Corp.	2,400,000	112,632
	Cisco Systems Inc.	2,525,600	109,434
	QUALCOMM Inc.	1,831,980	104,258
	Telefonaktiebolaget LM Ericsson ADR	11,531,000	102,280
	KLA-Tencor Corp.	1,111,300	99,450
*	Flex Ltd.	10,119,300	77,008
	ASML Holding NV	457,000	71,118
*	Adobe Inc.	300,000	67,872
	Intuit Inc.	330,000	64,960
*	Micron Technology Inc.	1,790,000	56,797
	NVIDIA Corp.	402,800	53,774
	Applied Materials Inc.	1,490,700	48,806
	Analog Devices Inc.	559,300	48,005
	Corning Inc.	1,383,220	41,787
	Micro Focus International plc ADR	2,400,302	41,309
*	Keysight Technologies Inc.	640,680	39,773
*	PayPal Holdings Inc.	458,300	38,538
	Visa Inc. Class A	246,000	32,457
	Oracle Corp.	555,000	25,058
	DXC Technology Co.	420,675	22,367
	Apple Inc.	100,000	15,774
*	BlackBerry Ltd.	1,547,500	11,003
	Perspecta Inc.	266,997	4,598
*	Dell Technologies Inc.	64,268	3,141
	Western Digital Corp.	63,000	2,329

Teradyne Inc.	52,000	1,632
2,253,741
Materials (1.2%)
DowDuPont Inc.	853,500	45,645
Linde plc	229,700	35,843
Albemarle Corp.	452,600	34,882
Greif Inc. Class A	45,000	1,670
Greif Inc. Class B	33,000	1,465
119,505
Real Estate (0.0%)
Equinix Inc.	3,100	1,093

Total Common Stocks (Cost $5,675,771)	9,518,333
Coupon
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
2,3	Vanguard Market Liquidity Fund (Cost $234,065)	2.530%	2,340,841	234,084
Total Investments (100.2%) (Cost $5,909,836)	9,752,417
Other Assets and Liabilities-Net (-0.2%)[2]	(22,752)
Net Assets (100%)	9,729,665

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,289,000.

1     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of this security represented 0.5% of net assets.

2     Includes $31,149,000 of collateral received for securities on loan.

3     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

PRIMECAP Core Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	8,969,009	549,324	—
Temporary Cash Investments	234,084	—	—
Total	9,203,093	549,324	—

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

VANGUARD FENWAY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.